Finance Lease Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Maturities on Finance Lease Receivable	Contractual maturities on finance lease receivable are as follows:

Years ending December 31,	Contractual maturities
2013	$3,583
2014	3,566
2015	3,939
2016	1,048

Total	$12,136